UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-04750

Fenimore Asset Management Trust
(Exact name of registrant as specified in charter)

384 North Grand Street, P.O. Box 399 Cobleskill, New York	12043
(Address of principal executive offices)	(Zip code)

Michael F. Balboa
Fenimore Asset Management Trust 384 North Grand Street, P.O. Box 399 Cobleskill, New York, 12043
(Name and address of agent for service)

Registrant's telephone number, including area code:	518-234-7400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

FAM VALUE FUND - INVESTOR SHARES (FAMVX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about FAM Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/ . You can also request this information by contacting us at (800) 932-3271.

What were the Fund’s Annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$60	1.17%

How did the Fund perform during the reporting period?

The Fund delivered strong absolute performance while trailing the Russell Midcap® Index, largely due to the rally in stocks that benefited from AI (Artificial Intelligence) infrastructure. Overall, equity returns were driven by rising earnings expectations, increased AI optimism, and a resurgence of retail investor enthusiasm.

We do not invest based on headlines, market trends, or speculative fads. Instead, we seek excellent businesses with strong balance sheets and capable leaders. Market volatility created opportunities to invest in five new companies that we believe will add to the Fund’s quality and expected return.

The Fund's strategy focuses on long-term performance, achieved through a disciplined approach of investing in what we believe are high-quality companies with strong fundamentals and sustainable business models. Since the Fund’s inception, the managers continually follow the same strategy.

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
FAM Value Fund - Investor Shares	7.91%	8.18%	7.31%	10.64%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%
Russell Midcap® Index	15.30%	21.63%	8.50%	12.00%

In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell Midcap® Index as an additional comparative benchmark performance index. The Russell Midcap® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

FAM Value Fund - Investor Shares - $27,494
S&P 500® Index - $42,271
Russell Midcap® Index - $31,060
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	FAM Value Fund - Investor Shares	S&P 500® Index	Russell Midcap® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,568	$11,790	$11,648
Jun-2018	$12,912	$13,484	$13,084
Jun-2019	$14,517	$14,889	$14,108
Jun-2020	$13,864	$16,006	$13,792
Jun-2021	$19,325	$22,536	$20,660
Jun-2022	$16,716	$20,144	$17,087
Jun-2023	$19,410	$24,091	$19,637
Jun-2024	$22,226	$30,006	$22,165
Jun-2025	$25,415	$34,556	$25,536
Jun-2026	$27,494	$42,271	$31,060

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-value-fund/ for updated performance information.

Fund Statistics

  Net Assets$1,818,087,566
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$7,885,151
  Portfolio turnover6%

FAM VALUE FUND - INVESTOR SHARES (FAMVX)

Semi-Annual Shareholder Report - June 30, 2026

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ross Stores, Inc.	6.8%
Amphenol Corporation - Class A	6.6%
Analog Devices, Inc.	6.3%
Markel Group, Inc.	5.8%
IDEX Corporation	5.4%
Keysight Technologies, Inc.	5.0%
Brookfield Corporation - Class A	4.9%
Vulcan Materials Company	4.8%
Brown & Brown, Inc.	4.4%
Fastenal Company	4.1%

Portfolio Composition (% of net assets)

Table Summary
Value	Value
Other	0.3%
Professional Services	0.6%
Diversified Financial Services	0.7%
Software	1.0%
Money Market Funds	1.1%
Banks	2.2%
Road & Rail	2.2%
Life Sciences Tools & Services	2.3%
Hotels, Restaurants & Leisure	2.8%
Health Care Equipment & Supplies	3.6%
Trading Companies & Distributors	4.1%
Construction Materials	4.8%
Capital Markets	7.5%
Semiconductors & Semiconductor Equipment	7.6%
Specialty Retail	10.0%
Machinery	11.8%
Insurance	16.9%
Electronic Equipment, Instruments & Components	20.5%

Access your account online!

With an online account, you can access your account information anytime.

• Review Account Summary, Account Holdings & Transaction History

• Set up an Automatic Investment Plan or Open a New Account

• Access Statements & Tax Forms

• Manage Your Document Delivery Settings (you can receive your annual shareholder report electronically).

Visit https://fenimoreasset.com/resources/reports/  and select “Account Access” at the top right.

Visit, call, or email us.

LOCATIONS: Albany and Cobleskill, NY

CALL: (800) 932-3271

EMAIL: info@fenimoreasset.com

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, visit https://fenimoreasset.com/resources/reports/ or call (800) 932-3271.

TSR-SAR 063026-FAMVX

FAM VALUE FUND - INSTITUTIONAL SHARES (FAMWX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about FAM Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/ . You can also request this information by contacting us at (800) 932-3271.

What were the Fund’s Annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51	0.99%

How did the Fund perform during the reporting period?

The Fund delivered strong absolute performance while trailing the Russell Midcap® Index, largely due to the rally in stocks that benefited from AI (Artificial Intelligence) infrastructure. Overall, equity returns were driven by rising earnings expectations, increased AI optimism, and a resurgence of retail investor enthusiasm.

We do not invest based on headlines, market trends, or speculative fads. Instead, we seek excellent businesses with strong balance sheets and capable leaders. Market volatility created opportunities to invest in five new companies that we believe will add to the Fund’s quality and expected return.

The Fund's strategy focuses on long-term performance, achieved through a disciplined approach of investing in what we believe are high-quality companies with strong fundamentals and sustainable business models. Since the Fund’s inception, the managers continually follow the same strategy.

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
FAM Value Fund - Institutional Shares	7.99%	8.36%	7.51%	10.84%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%
Russell Midcap® Index	15.30%	21.63%	8.50%	12.00%

In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell Midcap® Index as an additional comparative benchmark performance index. The Russell Midcap® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.

How has the Fund performed over the last ten years?

Total Return Based on $500,000 Investment

FAM Value Fund - Institutional Shares - $1,398,798
S&P 500® Index - $2,113,559
Russell Midcap® Index - $1,552,996
$2,500,000
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	FAM Value Fund - Institutional Shares	S&P 500® Index	Russell Midcap® Index
Jun-2016	$500,000	$500,000	$500,000
Jun-2017	$578,875	$589,481	$582,419
Jun-2018	$647,274	$674,213	$654,207
Jun-2019	$728,999	$744,449	$705,400
Jun-2020	$697,626	$800,320	$689,600
Jun-2021	$974,110	$1,126,804	$1,033,012
Jun-2022	$844,281	$1,007,185	$854,340
Jun-2023	$982,172	$1,204,533	$981,846
Jun-2024	$1,126,707	$1,500,319	$1,108,263
Jun-2025	$1,290,885	$1,727,822	$1,276,779
Jun-2026	$1,398,798	$2,113,559	$1,552,996

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-value-fund/ for updated performance information.

Fund Statistics

  Net Assets$1,818,087,566
  Number of Portfolio Holdings32
  Advisory Fee (net of waivers)$7,885,151
  Portfolio turnover6%

FAM VALUE FUND - INSTITUTIONAL SHARES (FAMWX)

Semi-Annual Shareholder Report - June 30, 2026

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Ross Stores, Inc.	6.8%
Amphenol Corporation - Class A	6.6%
Analog Devices, Inc.	6.3%
Markel Group, Inc.	5.8%
IDEX Corporation	5.4%
Keysight Technologies, Inc.	5.0%
Brookfield Corporation - Class A	4.9%
Vulcan Materials Company	4.8%
Brown & Brown, Inc.	4.4%
Fastenal Company	4.1%

Portfolio Composition (% of net assets)

Table Summary
Value	Value
Other	0.3%
Professional Services	0.6%
Diversified Financial Services	0.7%
Software	1.0%
Money Market Funds	1.1%
Banks	2.2%
Road & Rail	2.2%
Life Sciences Tools & Services	2.3%
Hotels, Restaurants & Leisure	2.8%
Health Care Equipment & Supplies	3.6%
Trading Companies & Distributors	4.1%
Construction Materials	4.8%
Capital Markets	7.5%
Semiconductors & Semiconductor Equipment	7.6%
Specialty Retail	10.0%
Machinery	11.8%
Insurance	16.9%
Electronic Equipment, Instruments & Components	20.5%

Access your account online!

With an online account, you can access your account information anytime.

• Review Account Summary, Account Holdings & Transaction History

• Set up an Automatic Investment Plan or Open a New Account

• Access Statements & Tax Forms

• Manage Your Document Delivery Settings (you can receive your annual shareholder report electronically).

Visit https://fenimoreasset.com/resources/reports/  and select “Account Access” at the top right.

Visit, call, or email us.

LOCATIONS: Albany and Cobleskill, NY

CALL: (800) 932-3271

EMAIL: info@fenimoreasset.com

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, visit https://fenimoreasset.com/resources/reports/ or call (800) 932-3271.

TSR-SAR 063026-FAMWX

FAM DIVIDEND FOCUS FUND - INVESTOR SHARES (FAMEX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about FAM Dividend Focus Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/ . You can also request this information by contacting us at (800) 932-3271.

What were the Fund’s Annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$62	1.23%

How did the Fund perform during the reporting period?

The Fund underperformed the Russell Midcap® Index. In a market favoring rapid reinvestment and AI (Artificial Intelligence)-related optionality, characteristics we emphasize — such as durable and growing cash flows, capital discipline, dividend growth, and consistent returns — were shunned.

The Fund’s past 30 years reinforce that discipline matters most when we are out of favor. Short-term market leadership changes, but businesses that sustain attractive returns on capital, grow earnings power, and allocate capital wisely have the ability to create long-term shareholder value and compounding.

A key tenet of the Fund's strategy is to invest in what we believe are high-quality companies that consistently grow their dividend over time. Over the past 12 months, 26 of the Fund's 28 holdings increased their dividend. Since the Fund’s inception, the managers continually follow the same strategy.

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
FAM Dividend Focus Fund - Investor Shares	2.57%	-2.61%	5.22%	10.71%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%
Russell Midcap® Index	15.30%	21.63%	8.50%	12.00%

In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell Midcap® Index as an additional comparative benchmark performance index. The Russell Midcap® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

FAM Dividend Focus Fund - Investor Shares - $27,668
S&P 500® Index - $42,271
Russell Midcap® Index - $31,060
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	FAM Dividend Focus Fund - Investor Shares	S&P 500® Index	Russell Midcap® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,696	$11,790	$11,648
Jun-2018	$13,004	$13,484	$13,084
Jun-2019	$15,558	$14,889	$14,108
Jun-2020	$15,246	$16,006	$13,792
Jun-2021	$21,449	$22,536	$20,660
Jun-2022	$18,722	$20,144	$17,087
Jun-2023	$22,799	$24,091	$19,637
Jun-2024	$26,423	$30,006	$22,165
Jun-2025	$28,411	$34,556	$25,536
Jun-2026	$27,668	$42,271	$31,060

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-dividend-focus-fund/ for updated performance information.

Fund Statistics

  Net Assets$635,786,114
  Number of Portfolio Holdings29
  Advisory Fee $2,947,937
  Portfolio turnover8%

FAM DIVIDEND FOCUS FUND - INVESTOR SHARES (FAMEX)

Semi-Annual Shareholder Report - June 30, 2026

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Trane Technologies plc	8.9%
HEICO Corporation - Class A	6.8%
Ross Stores, Inc.	6.6%
Arthur J. Gallagher & Company	6.2%
Stryker Corporation	5.3%
Microchip Technology, Inc.	5.1%
Republic Services, Inc.	5.0%
Martin Marietta Materials, Inc.	5.0%
Entegris, Inc.	4.6%
Vulcan Materials Company	4.6%

Portfolio Composition (% of net assets)

Table Summary
Value	Value
Other	0.2%
Real Estate Management & Development	0.3%
Communications Equipment	1.5%
Containers & Packaging	2.0%
Textiles, Apparel & Luxury Goods	2.3%
Money Market Funds	2.6%
Professional Services	2.8%
Machinery	2.8%
Capital Markets	3.5%
Trading Companies & Distributors	4.5%
Electronic Equipment, Instruments & Components	4.5%
IT Services	5.7%
Insurance	6.2%
Specialty Retail	6.6%
Aerospace & Defense	6.8%
Building Products	8.9%
Health Care Equipment & Supplies	9.2%
Construction Materials	9.6%
Semiconductors & Semiconductor Equipment	9.7%
Commercial Services & Supplies	10.3%

Access your account online!

With an online account, you can access your account information anytime.

• Review Account Summary, Account Holdings & Transaction History

• Set up an Automatic Investment Plan or Open a New Account

• Access Statements & Tax Forms

• Manage Your Document Delivery Settings (you can receive your annual shareholder report electronically).

Visit https://fenimoreasset.com/resources/reports/  and select “Account Access” at the top right.

Visit, call, or email us.

LOCATIONS: Albany and Cobleskill, NY

CALL: (800) 932-3271

EMAIL: info@fenimoreasset.com

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, visit https://fenimoreasset.com/resources/reports/ or call (800) 932-3271.

TSR-SAR 063026-FAMEX

FAM SMALL CAP FUND - INVESTOR SHARES (FAMFX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about FAM Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/ . You can also request this information by contacting us at (800) 932-3271.

What were the Fund’s Annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$63	1.27%

How did the Fund perform during the reporting period?

The Fund underperformed the Russell 2000® Index due to investors piling into what we view as speculative and low-quality stocks, including various AI (Artificial Intelligence) infrastructure operations, biotech firms, and energy companies that do not satisfy our criteria for businesses that can sustainably compound earnings over time.

In the long run, stock returns should reflect company results. We believe the Fund's holdings are of higher quality compared to the Russell 2000® Index and are optimistic about our long-term return potential.

We prefer to invest in profitable, established, and predictable businesses that possess competitive advantages which allow them to be more profitable and/or grow faster than their peers. We focus on owning what we believe are high-quality, small-cap firms run by top-notch leaders. Since the Fund’s inception, the managers continually follow the same strategy.

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
FAM Small Cap Fund - Investor Shares	-1.46%	-10.28%	2.22%	7.25%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%
Russell 2000® Index	22.57%	40.78%	6.98%	11.62%

In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell 2000® Index as an additional comparative benchmark performance index. The Russell 2000® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

FAM Small Cap Fund - Investor Shares - $20,141
S&P 500® Index - $42,271
Russell 2000® Index - $30,034
$50,000
$40,000
$30,000
$20,000
$10,000
$0
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	FAM Small Cap Fund - Investor Shares	S&P 500® Index	Russell 2000® Index
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$11,585	$11,790	$12,460
Jun-2018	$12,781	$13,484	$14,649
Jun-2019	$12,693	$14,889	$14,164
Jun-2020	$11,710	$16,006	$13,226
Jun-2021	$18,046	$22,536	$21,429
Jun-2022	$16,473	$20,144	$16,029
Jun-2023	$18,974	$24,091	$18,002
Jun-2024	$20,537	$30,006	$19,812
Jun-2025	$22,450	$34,556	$21,334
Jun-2026	$20,141	$42,271	$30,034

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-small-cap-fund/ for updated performance information.

Fund Statistics

  Net Assets$310,630,106
  Number of Portfolio Holdings26
  Advisory Fee $1,437,055
  Portfolio turnover11%

FAM SMALL CAP FUND - INVESTOR SHARES (FAMFX)

Semi-Annual Shareholder Report - June 30, 2026

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
CBIZ, Inc.	5.6%
Baldwin Insurance Group, Inc. (The)	5.3%
Frontdoor, Inc.	4.7%
Colliers International Group, Inc.	4.6%
Novanta, Inc.	4.5%
Floor & Decor Holdings, Inc. - Class A	4.4%
Casella Waste Systems, Inc. - Class A	4.3%
SiteOne Landscape Supply, Inc.	4.2%
Trisura Group Ltd.	4.1%
Chemed Corporation	4.1%

Portfolio Composition (% of net assets)

Table Summary
Value	Value
Other	-0.2%
Hotels, Restaurants & Leisure	2.7%
Media	3.2%
Road & Rail	3.3%
Gas Utilities	3.3%
Banks	3.7%
Chemicals	3.9%
Money Market Funds	4.1%
Health Care Providers & Services	4.1%
Trading Companies & Distributors	4.2%
Specialty Retail	4.4%
Building Products	4.4%
Electrical Equipment	4.5%
Software	5.5%
Machinery	6.8%
Diversified Consumer Services	7.9%
Real Estate Management & Development	8.6%
Insurance	12.6%
Professional Services	13.0%

Access your account online!

With an online account, you can access your account information anytime.

• Review Account Summary, Account Holdings & Transaction History

• Set up an Automatic Investment Plan or Open a New Account

• Access Statements & Tax Forms

• Manage Your Document Delivery Settings (you can receive your annual shareholder report electronically).

Visit https://fenimoreasset.com/resources/reports/  and select “Account Access” at the top right.

Visit, call, or email us.

LOCATIONS: Albany and Cobleskill, NY

CALL: (800) 932-3271

EMAIL: info@fenimoreasset.com

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, visit https://fenimoreasset.com/resources/reports/ or call (800) 932-3271.

TSR-SAR 063026-FAMFX

FAM SMALL CAP FUND - INSTITUTIONAL SHARES (FAMDX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about FAM Small Cap Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://fenimoreasset.com/resources/reports/ . You can also request this information by contacting us at (800) 932-3271.

What were the Fund’s Annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$58	1.17%

How did the Fund perform during the reporting period?

The Fund underperformed the Russell 2000® Index due to investors piling into what we view as speculative and low-quality stocks, including various AI (Artificial Intelligence) infrastructure operations, biotech firms, and energy companies that do not satisfy our criteria for businesses that can sustainably compound earnings over time.

In the long run, stock returns should reflect company results. We believe the Fund's holdings are of higher quality compared to the Russell 2000® Index and are optimistic about our long-term return potential.

We prefer to invest in profitable, established, and predictable businesses that possess competitive advantages which allow them to be more profitable and/or grow faster than their peers. We focus on owning what we believe are high-quality, small-cap firms run by top-notch leaders. Since the Fund’s inception, the managers continually follow the same strategy.

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
FAM Small Cap Fund - Institutional Shares	-1.44%	-10.23%	2.32%	7.37%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%
Russell 2000® Index	22.57%	40.78%	6.98%	11.62%

In connection with applicable mutual performance disclosure requirements, the Fund has adopted the use of the S&P 500® Index as its primary comparative benchmark performance index and it has adopted the use of the Russell 2000® Index as an additional comparative benchmark performance index. The Russell 2000® Index generally reflects the market sectors in which the Fund primarily invests and the S&P 500® Index is a broad-based securities markets index that is generally representative of the overall domestic US equity markets as a whole.

How has the Fund performed over the last ten years?

Total Return Based on $500,000 Investment

FAM Small Cap Fund - Institutional Shares - $1,017,723
S&P 500® Index - $2,113,559
Russell 2000® Index - $1,501,703
$2,500,000
$2,000,000
$1,500,000
$1,000,000
$500,000
$0
Jun-2016
Jun-2017
Jun-2018
Jun-2019
Jun-2020
Jun-2021
Jun-2022
Jun-2023
Jun-2024
Jun-2025
Jun-2026

Table Summary
	FAM Small Cap Fund - Institutional Shares	S&P 500® Index	Russell 2000® Index
Jun-2016	$500,000	$500,000	$500,000
Jun-2017	$580,135	$589,481	$623,004
Jun-2018	$640,944	$674,213	$732,440
Jun-2019	$637,230	$744,449	$708,201
Jun-2020	$588,500	$800,320	$661,282
Jun-2021	$907,501	$1,126,804	$1,071,446
Jun-2022	$829,378	$1,007,185	$801,469
Jun-2023	$956,532	$1,204,533	$900,103
Jun-2024	$1,036,171	$1,500,319	$990,619
Jun-2025	$1,133,700	$1,727,822	$1,066,711
Jun-2026	$1,017,723	$2,113,559	$1,501,703

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (800) 932-3271 or visit https://fenimoreasset.com/solutions/mutual-funds/fam-small-cap-fund/ for updated performance information.

Fund Statistics

  Net Assets$310,630,106
  Number of Portfolio Holdings26
  Advisory Fee $1,437,055
  Portfolio turnover11%

FAM SMALL CAP FUND - INSTITUTIONAL SHARES (FAMDX)

Semi-Annual Shareholder Report - June 30, 2026

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
CBIZ, Inc.	5.6%
Baldwin Insurance Group, Inc. (The)	5.3%
Frontdoor, Inc.	4.7%
Colliers International Group, Inc.	4.6%
Novanta, Inc.	4.5%
Floor & Decor Holdings, Inc. - Class A	4.4%
Casella Waste Systems, Inc. - Class A	4.3%
SiteOne Landscape Supply, Inc.	4.2%
Trisura Group Ltd.	4.1%
Chemed Corporation	4.1%

Portfolio Composition (% of net assets)

Table Summary
Value	Value
Other	-0.2%
Hotels, Restaurants & Leisure	2.7%
Media	3.2%
Road & Rail	3.3%
Gas Utilities	3.3%
Banks	3.7%
Chemicals	3.9%
Money Market Funds	4.1%
Health Care Providers & Services	4.1%
Trading Companies & Distributors	4.2%
Specialty Retail	4.4%
Building Products	4.4%
Electrical Equipment	4.5%
Software	5.5%
Machinery	6.8%
Diversified Consumer Services	7.9%
Real Estate Management & Development	8.6%
Insurance	12.6%
Professional Services	13.0%

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• Review Account Summary, Account Holdings & Transaction History

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Visit, call, or email us.

LOCATIONS: Albany and Cobleskill, NY

CALL: (800) 932-3271

EMAIL: info@fenimoreasset.com

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, visit https://fenimoreasset.com/resources/reports/ or call (800) 932-3271.

TSR-SAR 063026-FAMDX

(b)       Not applicable

Item 2. Code of Ethics.

Not required

Item 3. Audit Committee Financial Expert.

Not required

Item 4. Principal Accountant Fees and Services.

Not required

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a) The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

FAM
FUNDS

Managed by
FENIMORE ASSET MANAGEMENT

Semi-Annual Financial Statements and Additional Information

June 30, 2026

VALUE FUND

Investor Share Class and Institutional Share Class

DIVIDEND FOCUS FUND

Investor Share Class

SMALL CAP FUND

Investor Share Class and Institutional Share Class

TABLE OF CONTENTS

Schedule of Investments
FAM VALUE FUND	1
FAM DIVIDEND FOCUS FUND	3
FAM SMALL CAP FUND	5
Statements of Assets and Liabilities	7
Statements of Operations	8
Statements of Changes in Net Assets	9
Notes to Financial Statements	12
Additional Information	26

FAM Funds has adopted a Code of Ethics that applies to its principal executive and principal financial officers. You may obtain a copy of this Code without charge by calling FAM Funds at (800) 932-3271.

FAM VALUE FUND — Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.6%
Banks — 2.2%
Pinnacle Financial Partners, Inc.	404,977	$40,854,080
Capital Markets — 7.5%
Brookfield Asset Management Ltd. - Class A	397,940	17,847,609
Brookfield Corporation - Class A	2,087,640	88,912,588
S&P Global, Inc.	72,000	29,322,720
		136,082,917
Construction Materials — 4.8%
Vulcan Materials Company	297,930	87,892,329
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc. - Class A(a)	18	13,479,300
Electronic Equipment, Instruments & Components — 20.5%
AMETEK, Inc.	173,280	41,923,363
Amphenol Corporation - Class A	680,060	119,908,179
CDW Corporation	499,686	70,275,839
Keysight Technologies, Inc.(a)	260,870	91,322,761
Zebra Technologies Corporation - Class A(a)	186,510	49,100,623
		372,530,765
Health Care Equipment & Supplies — 3.6%
Stryker Corporation	208,000	65,486,720
Hotels, Restaurants & Leisure — 2.8%
Booking Holdings, Inc.	283,750	50,575,600
Insurance — 16.9%
Arthur J. Gallagher & Company	119,200	27,364,744
Brown & Brown, Inc.	1,257,292	80,655,282
Markel Group, Inc.(a)	53,850	105,169,588
Progressive Corporation (The)	340,000	74,273,000
Ryan Specialty Holdings, Inc.	504,000	19,031,040
		306,493,654
Life Sciences Tools & Services — 2.3%
Agilent Technologies, Inc.	293,170	38,941,771
Thermo Fisher Scientific, Inc.(a)	5,850	2,932,956
		41,874,727
Machinery — 11.8%
Graco, Inc.	670,180	50,672,310
IDEX Corporation	431,530	97,935,733
Illinois Tool Works, Inc.	242,560	65,605,203
		214,213,246
Professional Services — 0.6%
ExlService Holdings, Inc.(a)	419,383	10,845,244

See Notes to Financial Statements

FAM VALUE FUND — Schedule of Investments Continued
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.6% (Continued)
Road & Rail — 2.2%
Landstar System, Inc.	194,800	$40,286,588
Semiconductors & Semiconductor Equipment — 7.6%
Analog Devices, Inc.	288,610	114,627,234
Microchip Technology, Inc.	258,860	23,608,032
		138,235,266
Software — 1.0%
Tyler Technologies, Inc.(a)	59,000	17,255,140
Specialty Retail — 10.0%
AutoZone, Inc.(a)	18,265	58,373,844
Ross Stores, Inc.	582,916	124,073,671
		182,447,515
Trading Companies & Distributors — 4.1%
Fastenal Company	1,561,800	75,013,254

Total Common Stocks (Cost $577,435,506)		$1,793,566,345

MONEY MARKET FUNDS — 1.1%
Invesco Treasury Portfolio - Institutional Class, 3.56%(b) (Cost $19,582,476)	19,582,476	$19,582,476

Total Investments at Value — 99.7% (Cost $597,017,982)		$1,813,148,821

Other Assets in Excess of Liabilities — 0.3%		4,938,745

Net Assets — 100.0%		$1,818,087,566

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of June 30, 2026.

See Notes to Financial Statements

FAM DIVIDEND FOCUS FUND — Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.2%
Aerospace & Defense — 6.8%
HEICO Corporation - Class A	166,705	$42,994,887
Building Products — 8.9%
Trane Technologies plc	115,100	56,532,516
Capital Markets — 3.5%
Houlihan Lokey, Inc.	95,500	12,809,415
Nasdaq, Inc.	123,360	9,723,235
		22,532,650
Commercial Services & Supplies — 10.3%
Cintas Corporation	159,132	27,065,171
Republic Services, Inc.	148,390	31,618,941
UniFirst Corporation	25,100	6,637,946
		65,322,058
Communications Equipment — 1.5%
Motorola Solutions, Inc.	22,970	9,539,211
Construction Materials — 9.6%
Martin Marietta Materials, Inc.	54,614	31,495,894
Vulcan Materials Company	99,430	29,332,844
		60,828,738
Containers & Packaging — 2.0%
Avery Dennison Corporation	77,207	12,534,556
Electronic Equipment, Instruments & Components — 4.5%
Amphenol Corporation - Class A	150,502	26,536,513
CDW Corporation	14,261	2,005,667
		28,542,180
Health Care Equipment & Supplies — 9.2%
STERIS plc	118,900	25,036,773
Stryker Corporation	107,000	33,687,880
		58,724,653
Insurance — 6.2%
Arthur J. Gallagher & Company	171,331	39,332,458
IT Services — 5.7%
Broadridge Financial Solutions, Inc.	93,720	12,834,954
Jack Henry & Associates, Inc.	87,870	12,103,214
Paychex, Inc.	115,890	11,395,463
		36,333,631
Machinery — 2.8%
IDEX Corporation	80,000	18,156,000
Professional Services — 2.8%
Verisk Analytics, Inc.	98,330	17,653,185

See Notes to Financial Statements

FAM DIVIDEND FOCUS FUND — Schedule of Investments Continued
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.2% (Continued)
Real Estate Management & Development — 0.3%
Landbridge Company, LLC - Class A	26,000	$2,060,240
Semiconductors & Semiconductor Equipment — 9.7%
Entegris, Inc.	164,200	29,533,012
Microchip Technology, Inc.	355,970	32,464,464
		61,997,476
Specialty Retail — 6.6%
Ross Stores, Inc.	195,980	41,714,343
Textiles, Apparel & Luxury Goods — 2.3%
Gildan Activewear, Inc.(a)	281,900	14,546,040
Trading Companies & Distributors — 4.5%
Fastenal Company	282,556	13,571,164
Watsco, Inc.	36,460	15,193,976
		28,765,140

Total Common Stocks (Cost $299,242,373)		$618,109,962

MONEY MARKET FUNDS — 2.6%
Invesco Treasury Portfolio - Institutional Class, 3.56%(b) (Cost $16,547,519)	16,547,519	$16,547,519

Total Investments at Value — 99.8% (Cost $315,789,892)		$634,657,481

Other Assets in Excess of Liabilities — 0.2%		1,128,633

Net Assets — 100.0%		$635,786,114

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of June 30, 2026.

See Notes to Financial Statements

FAM SMALL CAP FUND — Schedule of Investments
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.1%
Banks — 3.7%
Home BancShares, Inc.	403,785	$11,528,062
Building Products — 4.3%
Casella Waste Systems, Inc. - Class A(a)	139,264	13,504,430
Chemicals — 3.9%
Element Solutions, Inc.	251,658	12,016,670
Diversified Consumer Services — 8.0%
Frontdoor, Inc.(a)	188,736	14,644,026
OneSpaWorld Holdings Ltd.	356,403	10,064,821
		24,708,847
Electrical Equipment — 4.5%
Novanta, Inc.(a)	86,741	14,072,860
Gas Utilities — 3.3%
Brookfield Infrastructure Corporation - Class A	265,956	10,239,306
Health Care Providers & Services — 4.1%
Chemed Corporation	27,536	12,824,617
Hotels, Restaurants & Leisure — 2.7%
Choice Hotels International, Inc.	76,651	8,452,306
Insurance — 12.6%
Baldwin Insurance Group, Inc. (The) (a)	623,564	16,574,331
Ryan Specialty Holdings, Inc.	257,532	9,724,408
Trisura Group Ltd. (a)	410,756	12,850,516
		39,149,255
Machinery — 6.8%
ESAB Corporation	102,591	10,118,550
Franklin Electric Company, Inc.	102,380	10,974,112
		21,092,662
Media — 3.2%
Altus Group Ltd.	314,338	9,987,005
Professional Services — 13.0%
CBIZ, Inc.(a)	546,866	17,543,461
ExlService Holdings, Inc.(a)	444,687	11,499,606
Exponent, Inc.	195,000	11,458,200
		40,501,267
Real Estate Management & Development — 8.6%
Colliers International Group, Inc.	152,847	14,335,520
FirstService Corporation	86,283	12,261,677
		26,597,197
Road & Rail — 3.3%
Landstar System, Inc.	49,196	10,174,225

See Notes to Financial Statements

FAM SMALL CAP FUND — Schedule of Investments Continued
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.1% (Continued)
Software — 5.5%
Descartes Systems Group, Inc. (The)(a)	125,280	$8,674,387
SPS Commerce, Inc. (a)	145,584	8,323,037
		16,997,424
Specialty Retail — 4.4%
Floor & Decor Holdings, Inc. - Class A(a)	227,953	13,531,290
Trading Companies & Distributors — 4.2%
SiteOne Landscape Supply, Inc.(a)	114,082	13,052,122

Total Common Stocks (Cost $232,771,467)		$298,429,545

MONEY MARKET FUNDS — 4.1%
Invesco Treasury Portfolio - Institutional Class, 3.56%(b) (Cost $12,936,606)	12,936,606	$12,936,606

Total Investments at Value — 100.2% (Cost $245,708,073)		$311,366,151

Liabilities in Excess of Other Assets — (0.2%)		(736,045)

Net Assets — 100.0%		$310,630,106

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of June 30, 2026.

See Notes to Financial Statements

FAM FUNDS — Statements of Assets and Liabilities	June 30, 2026 (Unaudited)

		FAM
	FAM	Dividend	FAM
	Value	Focus	Small Cap
	Fund	Fund	Fund
Assets
Investments in securities:
Investments in securities, at cost	$597,017,982	$315,789,892	$245,708,073
Investments in securities, at value	$1,813,148,821	$634,657,481	$311,366,151
Receivable for investment securities sold	7,288,012	8,655,736	—
Receivable for Fund shares sold	43,566	58,993	215,283
Dividends receivable	872,511	363,558	102,407
Other assets	29,552	24,136	23,931
Total Assets	1,821,382,462	643,759,904	311,707,772
Liabilities
Payable for investment securities purchased	—	6,657,868	—
Payable for Fund shares redeemed	1,512,457	596,557	720,170
Accrued investment advisory fees	1,319,558	466,513	223,133
Accrued shareholder account servicing and administrative service fees	208,850	147,757	65,816
Accrued business management and fund accounting fees	148,342	52,928	26,083
Accrued expenses	105,689	52,167	42,464
Total Liabilities	3,294,896	7,973,790	1,077,666

Commitments and Contingencies (Note 7)	—	—	—

Net Assets	1,818,087,566	635,786,114	310,630,106
Net Assets Consist of:
Paid-in capital	$524,454,869	$280,900,509	$232,554,259
Accumulated earnings	1,293,632,697	354,885,605	78,075,847
Net Assets	$1,818,087,566	$635,786,114	$310,630,106
Net asset value and offering price per share
Net assets - Investor Shares	$1,776,404,653	$635,786,114	$185,262,081
Net assets - Institutional Shares	$41,682,913	N/A	$125,368,025
Shares outstanding - Investor Shares	16,575,002	11,368,477	8,294,460
Shares outstanding - Institutional Shares	384,101	N/A	5,534,819
Net Asset Value, offering and Redemption Price per share (unlimited shares of beneficial interest authorized at $0.001 par value)
Investor Shares	$107.17	$55.93	$22.34
Institutional Shares	$108.52	N/A	$22.65

See Notes to Financial Statements

FAM FUNDS — Statements of Operations	Six Months Ended June 30, 2026 (Unaudited)

		FAM
	FAM	Dividend	FAM
	Value	Focus	Small Cap
	Fund	Fund	Fund
Investment Income
Dividends	$14,046,406	$4,299,331	$1,442,404
Foreign withholding taxes on dividends	(173,050)	(22,964)	(51,749)
Total Investment Income	13,873,356	4,276,367	1,390,655
Expenses
Investment advisory fees (Note 2)	7,911,927	2,947,937	1,437,055
Shareholder account servicing fees (Note 2)
Investor shares	715,574	184,331	73,457
Institutional shares	1,252	—	5,555
Fund accounting fees (Note 2)
Investor shares	601,433	229,147	67,141
Institutional shares	13,689	—	44,605
Shareholder administrative fees (Note 2)
Investor shares	411,643	377,654	96,281
Institutional shares	7,280	—	40,352
Business management fees (Note 2)	264,857	99,193	49,118
Trustee’s fees and expenses	42,478	42,478	42,477
Legal fees	72,697	33,378	16,684
Custodian and bank servicing fees	44,486	18,951	13,868
Registration and filing fees	24,569	22,099	23,232
ReFlow fees (Note 1)	23,154	31,188	14,718
Compliance services fees (Note 2)	11,250	11,250	11,250
Shareholder reporting expenses	14,149	7,867	6,181
Audit and tax service fees	14,383	6,589	6,690
Other	62,687	15,756	14,244
Total Expenses	10,237,508	4,027,818	1,962,908
Fee reductions by Advisor (Note 2)	(26,776)	—	—
Net Expenses	10,210,732	4,027,818	1,962,908
Net Investment Income (Loss)	3,662,624	248,549	(572,253)
Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments	73,839,234	36,024,949	12,990,022
Net realized gains on in-kind redemptions (Note 1)	14,238,358	18,399,249	5,634,493
Net change in unrealized appreciation (depreciation) on investments	43,507,821	(37,870,519)	(24,361,289)
Net Realized and Unrealized Gains (Losses)	131,585,413	16,553,679	(5,736,774)
Net Change in Net Assets From Operations	$135,248,037	$16,802,228	$(6,309,027)

See Notes to Financial Statements

FAM FUNDS — Statements of Changes in Net Assets

	FAM Value Fund
	Six Months Ended	Year Ended
	June 30, 2026	December 31,
	(Unaudited)	2025
Change in Net Assets
From Operations
Net investment income (loss)	$3,662,624	$(1,545,428)
Net realized gains on investments	88,077,592	84,105,546
Net change in unrealized appreciation (depreciation) on investments	43,507,821	2,324,227
Net change in net assets resulting from operations	135,248,037	84,884,345

Distributions to shareholders from (Note 5):
Distributable earnings - Investor Shares	—	(80,043,695)
Distributable earnings - Institutional Shares	—	(1,982,452)
Total distributions	—	(82,026,147)

Capital share transactions (Note 3)	(62,151,108)	(22,770,308)
Total change in net assets	73,096,929	(19,912,110)

Net Assets
Beginning of period	1,744,990,637	1,764,902,747
End of period	$1,818,087,566	$1,744,990,637

See Notes to Financial Statements

FAM FUNDS — Statements of Changes in Net Assets

	FAM Dividend Focus Fund
	Six Months Ended	Year Ended
	June 30, 2026	December 31,
	(Unaudited)	2025
Change in Net Assets
From Operations
Net investment income	$248,549	$646,119
Net realized gains on investments	54,424,198	27,052,383
Net change in unrealized appreciation (depreciation) on investments	(37,870,519)	(12,517,938)
Net change in net assets resulting from operations	16,802,228	15,180,564

Distributions to shareholders from (Note 5):
Distributable earnings - Investor Shares	(255,482)	(25,321,948)

Capital share transactions (Note 3)	(78,600,802)	(41,817,139)
Total change in net assets	(62,054,056)	(51,958,523)

Net Assets
Beginning of period	697,840,170	749,798,693
End of period	$635,786,114	$697,840,170

See Notes to Financial Statements

FAM FUNDS — Statements of Changes in Net Assets

	FAM Small Cap Fund
	Six Months Ended	Year Ended
	June 30, 2026	December 31,
	(Unaudited)	2025
Change in Net Assets
From Operations
Net investment loss	$(572,253)	$(1,358,800)
Net realized gains on investments	18,624,515	12,150,297
Net change in unrealized appreciation (depreciation) on investments	(24,361,289)	(59,644,858)
Net change in net assets resulting from operations	(6,309,027)	(48,853,361)

Distributions to shareholders from (Note 5):
Distributable earnings - Investor Shares	—	(7,051,124)
Distributable earnings - Institutional Shares	—	(4,762,307)
Total distributions	—	(11,813,431)

Capital share transactions (Note 3)	(40,186,381)	(730,552)
Total change in net assets	(46,495,408)	(61,397,344)

Net Assets
Beginning of period	357,125,514	418,522,858
End of period	$310,630,106	$357,125,514

See Notes to Financial Statements

FAM FUNDS — Notes to Financial Statements

Note 1. Nature of Business and Summary of Significant Accounting Policies

FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund (individually a “Fund”, and collectively, the “Funds”) are each a series of Fenimore Asset Management Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund is authorized to issue two classes of shares: Investor Shares and Institutional Shares. The Investor Shares and the Institutional Shares represent interests in the same portfolio of investments in each Fund; however, each class of shares is subject to different expenses and has different investment minimums. Each share class has exclusive voting rights with respect to matters that affect just that class of shares. As of the date of this report, the Institutional Shares of the FAM Dividend Focus Fund are not currently offered.

The investment objective of the FAM Value Fund is to maximize long-term return on capital. The investment objective of the FAM Dividend Focus Fund is to provide current income and long-term capital appreciation from investing primarily in income-producing equity securities. The investment objective of the FAM Small Cap Fund is to maximize long-term return on capital.

Each Fund is an investment company and accordingly follows accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.” The following is a summary of each Fund’s significant accounting policies, which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and followed by the Funds in the preparation of their financial statements.

An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting Topic 280 “Improvements to Reportable Segment Disclosures” as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the Treasurer of the Funds.

Each Fund operates as an independent entity. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed by the CODM, who is responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

a)	Valuation of Securities

Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange, Inc. (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day that the NYSE is open for business. Securities traded on a national securities exchange or admitted to trading on NASDAQ are valued at the last reported sale price or the NASDAQ official closing price. Securities for which no sale was reported, over-the-counter securities, and securities for which market quotations are not readily available or have not traded are valued at fair value as determined by procedures established by the Fenimore Asset Management, Inc. (the “Advisor”), as the Funds’ Valuation Designee, pursuant to Rule 2a-5 under the 1940 Act. Investments in other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies.

GAAP establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs).

These inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

FAM FUNDS — Notes to Financial Statements

Level 2 – other significant observable inputs (including quoted prices for identical securities in inactive markets and quoted prices for similar securities)

Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Advisor as assigned by the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of each Fund’s investments and the inputs used to value the investments as of June 30, 2026:

FAM Value Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$1,793,566,345	$—	$—	$1,793,566,345

Money Market Funds	19,582,476	—	—	19,582,476

Total	$1,813,148,821	$—	$—	$1,813,148,821

FAM Dividend Focus Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$618,109,962	$—	$—	$618,109,962

Money Market Funds	16,547,519	—	—	16,547,519

Total	$634,657,481	$—	$—	$634,657,481

FAM Small Cap Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$298,429,545	$—	$—	$298,429,545

Money Market Funds	12,936,606	—	—	12,936,606

Total	$311,366,151	$—	$—	$311,366,151

The Funds did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended June 30, 2026.

Refer to each Fund’s Schedule of Investments to view securities segregated by industry type.

b) Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are determined on the basis of identified cost.

FAM FUNDS — Notes to Financial Statements

c) Investment Income

Interest income, if any, is accrued as earned, and dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Trust’s understanding of the applicable country’s tax rules and tax rates. Non-cash dividends, if any, are included in dividend income on the ex-dividend date at the fair market value of the shares received. The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation (depreciation) and realized gain (loss) on investments as necessary once the issuers provide information about the character of the distributions.

d) Share Valuation

The NAV per share of each Class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that Class, less liabilities attributable to that Class, by the number of shares of that Class outstanding.

e) Distributions to Shareholders

Dividends from net investment income are declared and paid quarterly by the FAM Dividend Focus Fund, if applicable. Dividends from net investment income, if any, are declared and paid on an annual basis by each of the FAM Value Fund and FAM Small Cap Fund. Dividends are declared separately for each share class. No share class has preferential dividend rights; differences in per share rates are due to differences in the expenses of each share class.

Net realized capital gains, if any, are distributed at least annually for each of the Funds. Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. income tax regulations, which may differ from GAAP. Permanent book and tax basis differences, if any, are reclassified among the components of net assets. Dividends and distributions to shareholders are recorded on the ex-dividend date.

f) Federal Income Taxes

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income or excise tax is required.

GAAP requires uncertain tax positions to be recognized, measured, presented, and disclosed in the financial statements. For the six months ended June 30, 2026, management has evaluated the tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained upon review by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax expense in the current year. Based on its evaluation, management has determined that no liability for unrecognized tax expense is required. The current and all open tax years (generally, three years) remain subject to examination by U.S. and New York taxing authorities. No examination of the Funds’ tax filings is presently in progress.

g) Common Expenses

Expenses of the Trust not attributable solely to one of the Funds are allocated among the Funds based on relative net assets of each Fund or the nature of the expense and the relative applicability to each Fund.

h) Allocation between Classes

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each Class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the Class incurring the expense.

FAM FUNDS — Notes to Financial Statements

i) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of changes in net assets from operations during the reporting period. Actual results could differ from those estimates.

(j) In-Kind Redemptions

Net capital gains or losses resulting from in-kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders. A redemption-in-kind is the process of making a distribution to shareholders through assets and cash rather than cash alone. The Funds have reclassified these amounts against paid-in capital on the Statements of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statements and income tax reporting requirements, had no effect on each Fund’s net assets or NAV per share. During the six months ended June 30, 2026, the redemptions for securities redeemed in-kind were as follows:

		Realized Gains
		(reflected on the
	Redemptions	Statements of
Fund	at Fair Value	Operations)

FAM Value Fund	$15,504,662	$14,238,358

FAM Dividend Focus Fund	$21,923,523	$18,399,249

FAM Small Cap Fund	$9,593,129	$5,634,493

(k) ReFlow Transactions

The Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow or at other times at ReFlow’s discretion. ReFlow will periodically redeem its entire share position in a Fund and request that such redemption be met in-kind, in which case the redemption is included in the in-kind redemption activity and related recognized realized gains. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3.00% of the total net assets of any Fund. The Board has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow’s purchases of Fund shares through the ReFlow Liquidity Program are made on an investment-blind basis without regard to the Fund’s investment objective, policies or anticipated performance. ReFlow purchases are not subject to any investment minimum applicable to such shares.

For the six months ended June 30, 2026, ReFlow fees incurred pursuant to the program were as follows:

FAM Value Fund	$23,154

FAM Dividend Focus Fund	$31,188

FAM Small Cap Fund	$14,718

FAM FUNDS — Notes to Financial Statements

Note 2. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Agreement

Under an Investment Advisory Agreement, each Fund pays an investment advisory fee to the Advisor equal, on an annual basis, to 0.90% of its average daily net assets. In addition, under a Business Management Agreement, each Fund pays a business management fee to the Advisor equal, on an annual basis, to 0.03% of its average daily net assets. During the six months ended June 30, 2026, the Advisor earned $7,911,927, $2,947,937, and $1,437,055 of fees under the Investment Advisory Agreement for FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund, respectively and earned $264,857, $99,193, and $49,118 of fees under the Business Management Agreement for FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund, respectively.

Expense Limitation Agreement

Pursuant to an Expense Limitation Agreement (the “ELA”) entered into between the Advisor and the Trust, on behalf of each Fund, the Advisor has contractually agreed, until May 1, 2027, to reduce its fees and/or reimburse certain expenses (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense, litigation, indemnification or extraordinary expenses) to the extent necessary to maintain annual operating expenses of each class of shares of each of the Funds as follows: for the Investor Shares: 1.18% for FAM Value Fund, 1.26% for FAM Dividend Focus Fund and 1.42% for FAM Small Cap Fund; and for the Institutional Shares: 0.99% for FAM Value Fund, 1.10% for FAM Dividend Focus Fund and 1.20% for FAM Small Cap Fund.

During the six months ended June 30, 2026, pursuant to the terms of the ELA, the Advisor reduced its fees for FAM Value Fund in the amount of $26,776. The FAM Dividend Focus Fund and the FAM Small Cap Fund did not have any advisory fee reductions during the six months ended June 30, 2026.

The Advisor may be reimbursed by the Funds for any fees waived pursuant to the ELA if such payment is made within three years of the fee waiver and does not cause the total annual Fund operating expenses after fee waiver (excluding interest, taxes, brokerage costs, Acquired Fund Fees and Expenses, dividend expense, litigation, indemnification or extraordinary expenses) of the Funds to exceed the lesser of (i) the then-current expense limit and (ii) the expense limit in place at the time the waiver. The FAM Dividend Focus Fund and FAM Small Cap Fund do not have fees subject to reimbursement to the Advisor. As of June 30, 2026, the amounts of previously reduced fees that the Advisor may recoup from the FAM Value Fund are shown below, along with the expiration dates of such recoupments:

	2026	2027	2028	2029	Total

FAM Value Fund - Institutional Shares	$55,278	$63,035	$59,930	$26,776	$205,019

During the six months ended June 30, 2026, the Advisor did not recoup any of prior years’ investment advisory fee reductions under the ELA for the Funds.

Shareholder Administration Services

The Funds have adopted Shareholder Administrative Services Plans (the “Plans”) for each class of shares pursuant to which each Fund may pay shareholder administrative servicing fees to the Advisor and to financial intermediaries for providing, or arranging for the provision of, certain types of shareholder administrative services to shareholders of each respective class of shares that are serviced by the Advisor, affiliates of the Advisor or the financial intermediary. Pursuant to the Shareholder Administrative Services Plan for Investor Shares, the Investor Shares of each Fund may pay shareholder administrative servicing fees of up to 0.25% per annum of the average daily net assets allocable to Investor Shares of each respective Fund; and pursuant

FAM FUNDS — Notes to Financial Statements

to the Shareholder Administrative Services Plan for Institutional Shares, the Institutional Shares of each Fund may pay shareholder administrative servicing fees of up to 0.15% per annum of the average daily net assets allocable to Institutional Shares of each respective Fund.

For the six months ended June 30, 2026, shareholder administrative servicing fees incurred pursuant to the Plans were as follows:

FAM Value Fund	$418,923

FAM Dividend Focus Fund	$377,654

FAM Small Cap Fund	$136,633

Shareholder Account Services

Pursuant to the terms of the Shareholder Account Services Agreement between the Funds and the Advisor, for the purpose of providing or procuring shareholder account services, with respect to the Investor Shares of the Funds, the Advisor receives a fee at the annual rate of 0.11% of the average daily net assets allocable to the Investor Shares of each Fund, and, pursuant to the terms of the Shareholder Account Services Agreement between the Funds and the Advisor with respect to the Institutional Shares of the Funds, the Advisor receives a fee at the annual rate of 0.03% of the average daily net assets allocable to the Institutional Shares of each Fund. For the six months ended June 30, 2026, shareholder account servicing fees incurred by the Funds to the Advisor were as follows:

FAM Value Fund	$716,826

FAM Dividend Focus Fund	$184,331

FAM Small Cap Fund	$79,012

Fund Accounting

The Advisor serves as the fund accounting agent and receives a fee at the annual rate of 0.07% of average daily net assets of each Fund’s Investor Shares and daily net assets of each Fund’s Institutional Shares. For the six months ended June 30, 2026, the Funds’ fund accounting fees incurred to the Advisor amounted to:

FAM Value Fund	$615,122

FAM Dividend Focus Fund	$229,147

FAM Small Cap Fund	$111,746

Distribution Agreement

Fenimore Securities, Inc. (“FSI”), a company also under common control with the Advisor, acts as distributor of the Funds’ shares. FSI receives no compensation for providing distribution services from the Funds.

Compliance

Ultimus Fund Solutions, LLC (“Ultimus”) provides the Chief Compliance Officer to the Funds, as well as certain additional compliance support functions. The Funds pay Ultimus fees in accordance with the agreement for such services. During the six months ended June 30, 2026, the fee paid by each Fund for such services was $11,250.

Other

The Advisor has entered into a Master Services Agreement with Ultimus, pursuant to which Ultimus provides day-to-day operational services to each Fund including, but not limited to, accounting, administrative, co-transfer agency services and recordkeeping services. The fees payable to Ultimus are paid by the Advisor (not the Funds).

A Trustee and certain officers of the Trust are also officers or employees of the Advisor, FSI, or Ultimus, as applicable and are not compensated by the Funds for servicing in such capacities.

FAM FUNDS — Notes to Financial Statements

Note 3. Shares of Beneficial Interest

At June 30, 2026, an unlimited number of shares of beneficial interest ($0.001 par value) of each Fund were authorized.

Transactions for each Fund are as follows:

	Six Months Ended
	June 30, 2026		Year Ended
	(Unaudited)		December 31, 2025

FAM Value Fund

	Shares	Amount	Shares	Amount

Investor Shares

Shares Sold	247,704	$25,622,161	500,308	$51,022,570

Shares Issued on reinvestment of distributions	—	—	743,657	74,618,503

Shares redeemed	(838,126)	(86,118,442)	(1,381,404)	(140,697,088)

Investor Share Transactions	(590,422)	$(60,496,281)	(137,439)	$(15,056,015)

Institutional Shares

Shares Sold	163,944	$17,111,984	24,897	$2,567,553

Shares Issued on reinvestment of distributions	—	—	16,308	1,655,759

Shares redeemed	(179,935)	(18,766,811)	(116,167)	(11,937,605)

Institutional Share Transactions	(15,991)	$(1,654,827)	(74,962)	$(7,714,293)

Net change from capital transactions	(606,413)	$(62,151,108)	(212,401)	$(22,770,308)

	Six Months Ended
	June 30, 2026		Year Ended
	(Unaudited)		December 31, 2025

FAM Dividend Focus Fund

	Shares	Amount	Shares	Amount

Investor Shares

Shares Sold	742,917	$40,457,144	1,281,060	$73,984,914

Shares Issued on reinvestment of distributions	4,419	239,110	435,395	24,030,946

Shares redeemed	(2,172,149)	(119,297,056)	(2,432,117)	(139,832,999)

Net change from capital transactions	(1,424,813)	$(78,600,802)	(715,662)	$(41,817,139)

FAM FUNDS — Notes to Financial Statements

	Six Months Ended
	June 30, 2026		Year Ended
	(Unaudited)		December 31, 2025

FAM Small Cap Fund

	Shares	Amount	Shares	Amount

Investor Shares

Shares Sold	278,222	$6,094,984	924,263	$23,181,501

Shares Issued on reinvestment of distributions	—	—	299,290	6,865,724

Shares redeemed	(1,380,532)	(29,781,319)	(1,438,833)	(35,508,301)

Investor Share Transactions	(1,102,310)	$(23,686,335)	(215,280)	$(5,461,076)

Institutional Shares

Shares Sold	709,942	$15,523,450	950,133	$24,541,596

Shares Issued on reinvestment of distributions	—	—	173,207	4,027,067

Shares redeemed	(1,446,731)	(32,023,496)	(957,332)	(23,838,139)

Institutional Share Transactions	(736,789)	$(16,500,046)	166,008	$4,730,524

Net change from capital transactions	(1,839,099)	$(40,186,381)	(49,272)	$(730,552)

Note 4. Investment Transactions

During the six months ended June 30, 2026, purchases and sales of investment securities, other than short-term obligations and in-kind transactions, were:

	Purchases	Sales

FAM Value Fund	$111,804,015	$124,941,334

FAM Dividend Focus Fund	$53,552,692	$120,973,720

FAM Small Cap Fund	$33,456,684	$72,151,311

Note 5.  Income Taxes and Distributions to Shareholders

The tax composition of dividends and distributions paid to shareholders during the periods ended June 30, 2026 and December 31, 2025 was:

			FAM Dividend
	FAM Value Fund		Focus Fund		FAM Small Cap Fund

	2026	2025	2026	2025	2026	2025

Distributions paid from:

Ordinary income	$—	$—	$255,482	$646,119	$—	$—

Long-term capital gains	—	82,026,147	—	24,675,829	—	11,813,431

Total Distributions	$—	$82,026,147	$255,482	$25,321,948	$—	$11,813,431

FAM FUNDS — Notes to Financial Statements

The following information is computed on a tax basis for each item as of June 30, 2026:

		FAM Dividend	FAM Small
	FAM Value Fund	Focus Fund	Cap Fund

Tax cost of investments	$597,017,982	$315,789,892	$245,708,073

Gross unrealized appreciation	$1,221,722,586	$329,059,154	$85,236,267

Gross unrealized depreciation	(5,591,747)	(10,191,565)	(19,578,189)

Net unrealized appreciation	1,216,130,839	318,867,589	65,658,078

Accumulated ordinary income (loss)	3,988,789	(6,933)	(572,253)

Other gains	73,839,234	36,024,949	12,990,022

Accumulated earnings	$1,293,958,862	$354,885,605	$78,075,847

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statements of Operations. During the six months ended June 30, 2026, the Funds did not incur any interest or penalties, and there were no federal, state, or local income taxes or income taxes in foreign jurisdictions paid by the Funds.

Note 6. Line of Credit

FAM Value Fund, FAM Dividend Focus Fund and FAM Small Cap Fund participate together in a $200,000,000 line of credit. At any time, the amount available to be borrowed by any one of the three funds is the lesser of (i) 33 1/3% of that fund’s unencumbered net assets, or (ii) the portion of the $200,000,000 not already borrowed by the other two funds. Collectively, the three funds cannot exceed $200,000,000 in aggregate borrowing from this line of credit.

Borrowings under the agreement bear interest at the prime rate as announced by the lending bank. The line of credit is available through November 17, 2026, when any advances are to be repaid. During the six months ended June 30, 2026, no amounts were drawn from the available lines.

Note 7. Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that might be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote. As of June 30, 2026 there were no commitments and contingencies outstanding.

Note 8. Subsequent Events

Management has evaluated subsequent events through the date these financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

FAM FUNDS — Notes to Financial Statements

Note 9. Financial Highlights

FAM Value Fund

(Investor Shares)

	Six Months
	Ended
Per share information	June 30,
(For a share outstanding	2026		Years Ended December 31,
throughout each period)	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$99.31		$99.25	$91.22	$82.51	$99.58	$83.23
Income (loss) from investment operations:
Net investment income (loss)(a)	0.21		(0.09)	(0.11)	0.13	0.14	0.02
Net realized and unrealized gains (losses) on investments	7.65		5.02	14.37	13.15	(14.18)	21.30
Total from investment operations	7.86		4.93	14.26	13.28	(14.04)	21.32
Less distributions from:
Net investment income	—		—	—	(0.14)	(0.15)	(0.02)
Net realized gains	—		(4.87)	(6.23)	(4.43)	(2.88)	(4.95)
Return of Capital	—		—	—	—	—	(0.00	)(b)
Total distributions	—		(4.87)	(6.23)	(4.57)	(3.03)	(4.97)
Change in net asset value for the period	$7.86		$0.06	$8.03	$8.71	$(17.07)	$16.35
Net asset value, end of period	$107.17		$99.31	$99.25	$91.22	$82.51	$99.58
Total return(c)	7.91	%(d)	4.92%	15.57%	16.09%	(14.12%)	25.63%

Ratios/supplementary data
Net assets, end of period (000)	$1,776,405		$1,704,783	$1,717,307	$1,561,631	$1,406,047	$1,681,118
Ratios to average net assets of:
Expenses, total	1.17	%(e)	1.17%	1.17%	1.17%	1.18%	1.18%
Expenses, net (includes fees reduced/recouped by Advisor)	1.17	%(e)	1.17%	1.18%	1.18%	1.18%	1.18%
Net investment income (loss)	0.41	%(e)	(0.09%)	(0.12%)	0.15%	0.17%	0.02%
Portfolio turnover rate	6	%(d)	6%	3%	10%	9%	6%

(a)	Based on average shares outstanding.

(b)	Amount rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(d)	Not annualized.

(e)	Annualized.

FAM FUNDS — Notes to Financial Statements

Note 9. Financial Highlights

FAM Value Fund

(Institutional Shares)

	Six Months
	Ended
Per share information	June 30,
(For a share outstanding	2026		Years Ended December 31,
throughout each period)	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$100.49		$100.19	$91.86	$83.04	$100.20	$83.71
Income (loss) from investment operations:
Net investment income(a)	0.31		0.10	0.08	0.30	0.30	0.20
Net realized and unrealized gains (losses) on investments	7.72		5.07	14.48	13.25	(14.27)	21.44
Total from investment operations	8.03		5.17	14.56	13.55	(13.97)	21.64
Less distributions from:
Net investment income	—		—	—	(0.30)	(0.31)	(0.16)
Net realized gains	—		(4.87)	(6.23)	(4.43)	(2.88)	(4.95)
Return of Capital	—		—	—	—	—	(0.04)
Total distributions	—		(4.87)	(6.23)	(4.73)	(3.19)	(5.15)
Change in net asset value for the period	$8.03		$0.30	$8.33	$8.82	$(17.16)	$16.49
Net asset value, end of period	$108.52		$100.49	$100.19	$91.86	$83.04	$100.20
Total return(b)	7.99	%(c)	5.11%	15.79%	16.32%	(13.96%)	25.86%

Ratios/supplementary data
Net assets, end of period (000)	$41,683		$40,207	$47,596	$40,190	$36,287	$52,941
Ratios to average net assets of:
Expenses, total	1.13	%(d)	1.12%	1.13%	1.14%	1.14%	1.11%
Expenses, net (includes fees reduced by Advisor)	0.99	%(d)	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income	0.60	%(d)	0.09%	0.08%	0.34%	0.34%	0.21%
Portfolio turnover rate	6	%(c)	6%	3%	10%	9%	6%

(a)	Based on average shares outstanding.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Advisor had not reduced advisory fees (Note 2).

(c)	Not annualized.

(d)	Annualized.

FAM FUNDS — Notes to Financial Statements

Note 9. Financial Highlights

FAM Dividend Focus Fund

(Investor Shares)

	Six Months
	Ended
Per share information	June 30,
(For a share outstanding	2026		Years Ended December 31,
throughout each period)	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$54.55		$55.50	$53.29	$44.83	$52.48	$42.35
Income (loss) from investment operations:
Net investment income(a)	0.02		0.05	0.08	0.20	0.08	0.01
Net realized and unrealized gains (losses) on investments	1.38		1.04	3.99	8.62	(7.12)	10.82
Total from investment operations	1.40		1.09	4.07	8.82	(7.04)	10.83
Less distributions from:
Net investment income	(0.02)		(0.05)	(0.08)	(0.20)	(0.09)	—
Net realized gains	—		(1.99)	(1.78)	(0.16)	(0.52)	(0.70)
Total distributions	(0.02)		(2.04)	(1.86)	(0.36)	(0.61)	(0.70)
Change in net asset value for the period	$1.38		$(0.95)	$2.21	$8.46	$(7.65)	$10.13
Net asset value, end of period	$55.93		$54.55	$55.50	$53.29	$44.83	$52.48
Total return(b)	2.57	%(c)	1.92%	7.58%	19.70%	(13.42%)	25.57%

Ratios/supplementary data
Net assets, end of period (000)	$635,786		$697,840	$749,799	$674,342	$559,126	$664,225
Ratios to average net assets of:
Expenses, total	1.23	%(d)	1.21%	1.21%	1.21%	1.22%	1.22%
Net investment income	0.08	%(d)	0.09%	0.13%	0.41%	0.17%	0.02%
Portfolio turnover rate	8	%(c)	5%	7%	10%	4%	4%

(a)	Based on average shares outstanding.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

FAM FUNDS — Notes to Financial Statements

Note 9. Financial Highlights

FAM Small Cap Fund

(Investor Shares)

	Six Months
	Ended
Per share information	June 30,
(For a share outstanding	2026		Years Ended December 31,
throughout each period)	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.67		$26.50	$24.60	$21.79	$24.97	$20.83
Income (loss) from investment operations:
Net investment loss(a)	(0.04)		(0.09)	(0.05)	(0.04)	(0.12)	(0.13)
Net realized and unrealized gains (losses) on investments	(0.29)		(2.97)	3.13	4.43	(2.98)	5.90
Total from investment operations	(0.33)		(3.06)	3.08	4.39	(3.10)	5.77
Less distributions from:
Net realized gains	—		(0.77)	(1.18)	(1.58)	(0.08)	(1.63)
Change in net asset value for the period	$(0.33)		$(3.83)	$1.90	$2.81	$(3.18)	$4.14
Net asset value, end of period	$22.34		$22.67	$26.50	$24.60	$21.79	$24.97
Total return(b)	(1.46	%)(c)	(11.57%)	12.49%	20.11%	(12.42%)	27.72%

Ratios/supplementary data
Net assets, end of period (000)	$185,262		$213,017	$254,738	$220,594	$186,264	$213,588
Ratios to average net assets of:
Expenses, total	1.27	%(d)	1.24%	1.23%	1.24%	1.25%	1.26%
Net investment loss	(0.40	%)(d)	(0.38%)	(0.20%)	(0.17%)	(0.52%)	(0.54%)
Portfolio turnover rate	11	%(c)	18%	11%	16%	15%	23%

(a)	Based on average shares outstanding.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

FAM FUNDS — Notes to Financial Statements

Note 9. Financial Highlights

FAM Small Cap Fund

(Institutional Shares)

	Six Months
	Ended
Per share information	June 30,
(For a share outstanding	2026		Years Ended December 31,
throughout each period)	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.98		$26.83	$24.86	$21.99	$25.17	$20.97
Income (loss) from investment operations:
Net investment loss(a)	(0.03)		(0.07)	(0.03)	(0.02)	(0.09)	(0.11)
Net realized and unrealized gains (losses) on investments	(0.30)		(3.01)	3.18	4.47	(3.01)	5.94
Total from investment operations	(0.33)		(3.08)	3.15	4.45	(3.10)	5.83
Less distributions from:
Net realized gains	—		(0.77)	(1.18)	(1.58)	(0.08)	(1.63)
Change in net asset value for the period	$(0.33)		$(3.85)	$1.97	$2.87	$(3.18)	$4.20
Net asset value, end of period	$22.65		$22.98	$26.83	$24.86	$21.99	$25.17
Total return(b)	(1.44	%)(c)	(11.50%)	12.65%	20.20%	(12.32%)	27.82%

Ratios/supplementary data
Net assets, end of period (000)	$125,368		$144,109	$163,785	$142,267	$100,778	$104,413
Ratios to average net assets of:
Expenses, total	1.17	%(d)	1.14%	1.14%	1.14%	1.15%	1.15%
Net investment loss	(0.30	%)(d)	(0.28%)	(0.11%)	(0.08%)	(0.42%)	(0.43%)
Portfolio turnover rate	11	%(c)	18%	11%	16%	15%	23%

(a)	Based on average shares outstanding.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

FAM FUNDS — Additional Information (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Board Consideration of the Continuation of the Investment Advisory Agreements for the Funds

Not applicable.

384 North Grand Street
PO Box 399
Cobleskill, New York
12043-0399
(800) 932-3271
www.famfunds.com

800.932.3271

FENIMOREASSET.COM

Securities offered through Fenimore Securities, Inc. Member FINRA/SIPC, and advisory services offered through Fenimore Asset Management, Inc.

(b) Included in (a)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable [included under Item 7 if applicable]

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act 17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Fenimore Asset Management Trust

By (Signature and Title)*	/s/ Thomas O. Putnam
Thomas O. Putnam, President
and Principal Executive Officer

Date	September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas O. Putnam
Thomas O. Putnam, President
and Principal Executive Officer

Date	September 8, 2026

By (Signature and Title)*	/s/ Michael F. Balboa
Michael F. Balboa, Treasurer
and Principal Financial Officer

Date	September 8, 2026

*	Print the name and title of each signing officer under his or her signature.